SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of cash and restricted cash to amounts shown in the statements of cash flow

The following table provides a reconciliation of cash and restricted cash to amounts shown in the statements of cash flows (in thousands):

	June 30,	December 31,	June 30,
	2021	2020	2020
Cash	$557,938	$614,412	$293,896
Restricted cash included in other current assets	10,989	11,278	18,456
Restricted cash included in other noncurrent assets	23,278	14,728	8,200
Total cash and restricted cash	$592,205	$640,418	$320,552

The following table provides a reconciliation of cash and restricted cash to amounts shown in the statements of cash flows (in thousands):

	December 31,
	2020	2019
Cash	$614,412	$351,684
Restricted cash, current portion	11,278	19,767
Restricted cash, less current portion	14,728	8,200
Total cash and restricted cash	$640,418	$379,651

Schedule of estimated useful lives

Asset Category	Life (years)
Machinery	5
Computer equipment and software	3
Furniture and fixtures	5
Capital leases	3
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets

Schedule of inventory

	December 31,
	2020	2019
Raw materials	$661	$205
Work in progress	70	51
Finished goods	312	428
Total inventory	$1,043	$684

Schedule of cumulative effect of the changes due to adoption of the new lease standard

The cumulative effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2021 for the adoption of the new lease standard was as follows (in thousands):

		Adjustments
	Balances at	from Adoption of	Balances at
	December 31,	New Lease	January 1,
	2020	Standard	2021
Assets
Prepaid expenses	$21,840	$(180)	$21,660
Property, plant and equipment, net	713,274	3,237	716,511
Operating lease right-of-use assets	—	90,932	90,932
Liabilities
Other current liabilities	151,753	8,030	159,783
Other long-term liabilities	38,905	86,152	125,057